SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
Schedule of share-based compensation recorded during the year

	Year ended	Year ended
	December 31,	December 31,
Share- based payments expense	2025	2024
Stock options (note 21(a))	$1,423	$1,276
Restricted share units (note 21(b))	2,416	1,369
Deferred share units (note 21(c))	776	731
Performance share units (note 21(d))	4,861	1,439
Share based payments expense	$9,476	$4,815

Schedule of information about share options outstanding and exercisable

	Weighted
	average remaining	Range of exercise			Number
Weighted average remaining contractual life	life (years)	prices (C$)			outstanding
Less than 3 months	0.1	$6.58	–	7.43	3,438
	0.2	$4.80	–	$5.13	270,351
	0.2	$13.10			3,724
13 to 24 months	1.3	$4.78	–	$5.98	476,961
	1.5	$3.71	–	$3.88	26,580
25 to 36 months	2.2	$6.07	–	$6.58	294,843
More than 3 years	3.2	$5.13			506,168
	4.5	$13.10	–	$13.96	370,432
	4.5	$15.18	–	$15.81	111,705
	4.9	$17.80			15,753
	2.5	$3.71	–	$17.80	2,079,955

Stock options
SHARE-BASED PAYMENTS
Schedule of status of share option plan and changes during the year

	2025			2024
		Average			Average
		exercise			exercise
Stock options outstanding	Number	price		Number	price
Outstanding, January 1	3,570,471	C$	4.95	5,523,297	C$	4.93
Granted	507,165		13.76	651,955		5.13
Exercised	(1,946,249)		4.45	(1,508,214)		2.82
Expired, forfeited or cancelled	(51,432)		5.97	(1,096,567)		7.86
Outstanding, December 31	2,079,955	C$	7.55	3,570,471	C$	4.95

Vested, December 31	1,065,426	C$	5.60	2,360,556	C$	4.64

Restricted share units
SHARE-BASED PAYMENTS
Schedule of information about number of units of other equity instruments and their weighted average fair value

Number of RSUs outstanding:	2025	2024
Outstanding, January 1	821,040	580,219
Awarded	392,246	409,014
Vested and settled	(213,750)	(161,343)
Forfeitures	(44,670)	(6,850)
Outstanding, December 31	954,866	821,040

		Number vesting in the year
Number of RSUs outstanding:	Total	2024	2025	2026	2027	2028
Outstanding, December 31, 2024	821,040	—	469,729	221,450	129,861	—
Outstanding, December 31, 2025	954,866	—	260,991	338,925	245,155	109,795

Deferred share units
SHARE-BASED PAYMENTS
Schedule of information about number of units of other equity instruments and their weighted average fair value

Number of DSUs outstanding:	2025	2024
Outstanding, January 1	894,903	701,927
Awarded and vested immediately	82,081	192,976
Settled	(152,507)	—
Outstanding, December 31	824,477	894,903

Vested, December 31	824,477	894,903

Performance share units
SHARE-BASED PAYMENTS
Schedule of information about number of units of other equity instruments and their weighted average fair value

Number of PSUs outstanding:	2025	2024
Outstanding, January 1	522,876	198,737
Awarded during the year	160,637	324,139
Outstanding, December 31	683,513	522,876

Vested, December 31	—	—